UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	March 31, 2023

Item #1(a). Reports to Stockholders.
1(b). Not applicable.

Union Street Partners Value Fund

SEMI-ANNUAL
REPORT

For the Six Months Ended March 31, 2023 (unaudited)

Union Street Partners Value Fund

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

April 28, 2023

Dear Shareholders,

The Union Street Partners Value Fund’s (the “Fund”) six-month performance was 23.01% for the first half of fiscal year 2023 (September 30, 2022, to March 31, 2023). The Fund’s benchmark, the Russell 1000® Value Index, returned 13.55% in the same period. Our focus remains on the long-term returns generated by the collection of quality businesses owned by the Fund.

Here’s the Union Street Partners Value Fund’s performance compared to the benchmark:

			Annualized
	6-Month	1-Year	3-Year	5-Year	Since Inception (4/27/2016)
Union Street Partners Value Fund (Advisor Shares)	23.01%	-1.25%	21.72%	10.21%	10.61%
Russell 1000® Value Index total return	13.55%	-5.91%	17.93%	7.50%	8.65%

As of 3/31/2023

Source: Morningstar, Telemet

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 800-673-0550. Total expense ratio: Advisor Class 1.61%. Net expense ratio after contractual fee waiver and reimbursement is 1.25% and in effect through January 31, 2024

We are proud of the Fund’s longer-term track record and are pleased that the businesses we own have generated strong returns through a relatively tumultuous period in history. Regardless of the changing economic climate or crisis du jour, we believe that owning strong companies purchased at attractive prices is a commonsense approach to investing that will lead to successful outcomes for patient investors like ourselves. The short-term business cycle is an ever-present driver of headlines and emotions that should be observed and respected but generally cast aside when making long-term investment decisions.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Top performance contributors in the Fund for the first half of fiscal year 2023

Top Contributors by Holdings
Company	Weight	Return	Contribution
Meta Platforms	2.88%	114.25%	3.11%
Boeing	4.12%	75.83%	2.34%
Microsoft	7.76%	24.46%	2.10%

Meta Platforms is the newest addition to the portfolio, added during a period of deep pessimism about the company’s long-term outlook and profitability. As we discussed in our Meta Platforms investment case on December 12, 2022, we believed Meta’s position as the world’s leading social media conglomerate was firmly intact. The company’s stock price was being unfairly punished by negative headlines about fixable short-term problems and by forced selling by “growth” investors. Since our purchase, Meta has made several cost reduction announcements that were well received by market participants. With the stock now trading at a more normalized valuation, the long-term performance of Meta’s core social media businesses should come back into focus. Those businesses are largely unrivaled in terms of sheer size and scale. We look forward to being long-term shareholders in one of America’s relatively young blue-chip companies.

Boeing was added to the portfolio in March 2020 at a deep discount to our estimate of the business’ value. Operating in an effective duopoly with Airbus and with strong long-term secular growth drivers, we believe Boeing stock is attractively priced despite more than doubling from its COVID induced lows. Boeing’s management has stabilized the company in the face of several ongoing problems with its 737 MAX and 787 Dreamliner aircraft. As production and product delivery numbers normalize, we expect Boeing to close the gap with Airbus with the potential to deliver strong investment returns.

Microsoft is the Fund’s largest position and has been a holding since the Fund’s inception. We’ve witnessed the business transform from a slow-growth cash flow generator into a high-growth, recurring revenue business with impressive profitability. Microsoft is critical to the world’s digital infrastructure and is well positioned to capture further market share as businesses migrate to the cloud. The prospect of operating a company in the modern economy without using at least one Microsoft product is nearly unthinkable.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Bottom performance contributors in the Fund for the first half of fiscal year 2023

Bottom Contributors by Holdings
Company	Weight	Return	Contribution
CVS Health	3.18%	-21.09%	-0.81%
Wells Fargo	3.06%	-5.87%	-0.16%
Bank of America	2.83%	-3.94%	-0.10%

CVS Health is an integrated US healthcare franchise well positioned to capture above average growth from the evolving US healthcare sector while lowering costs for customers. The company operates more than 9,000 retail locations and over 1,100 MinuteClinics. CVS also owns and operates Aetna, which provides medical benefits to over 39 million members. The company also owns CVS Caremark, the country’s leading pharmacy benefit manager with an estimated 34% market share. Concerns over the recent acquisition of primary-care provider Oak Street Health have created short-term weakness in the share price. CVS Health shares are currently priced at 8x our forward earnings estimate. We believe the shares are dramatically undervalued.

Wells Fargo and Bank of America shares underperformed in the first quarter of 2023 following the failure of Silicon Valley Bank and Signature Bank. Bank failures whittle away confidence in our banking system. The free flow of capital and confidence in the banking system combine to create one of America’s fundamental competitive advantages.

Smaller regional banks across the country lost deposits as customers moved their hard-earned money to franchises they believed to be safer. We think this deposit flight to larger institutions will benefit both Bank of America and Wells Fargo over the medium term. We also believe the deposit flight from smaller banks will increase Bank of America’s and Wells Fargo’s opportunity to make loans as smaller banks tighten lending standards in the face of deposit outflows.

For now, much of the systemic fear for our bank system seems to have passed. In our experience, however, ordeals of this magnitude rarely come and go so quickly. We will continue to monitor the banking situation closely.

Company and personal updates

We have several new developments relating to our business and our team.

First, effective this May, our firm’s name will change to McGinn Penninger Investment Management, Inc. to reflect the multigenerational composition of team. Our clients depend on us to provide long-term investment management

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

services. We want you, our clients, to know that we are a firm built to manage multigenerational capital. We will be here to offer consistent, value-driven, investment advisory services for the long term. Except for having to buy new signage and internet domains, business will continue to operate as usual.

On a personal note, Bernie is pleased to report that his first daughter, Sara Brady, is thriving in Memphis. After graduating from Ole Miss a couple of years ago, Sara Brady took a position with Raymond James Investment Bank and works in the municipal finance group. Bernie’s second daughter, Elizabeth, is gearing up to graduate from Virginia Tech this May. Bernie isn’t sure if Elizabeth should be more nervous about entering the “real world” or if the “real world” should be more nervous about having Elizabeth! Best of luck E!

McCoy and his wife, Scottie, welcomed their second son, Chester “Chet” Scott Penninger, to the world on March 23. Little Chet, named after McCoy’s father, is happy and healthy. Chet’s big brother, Hart, is thrilled to have a new friend in the house.

Alicia and her husband Greg took on the task of breeding their golden retriever, Sandy, in the first quarter. Alicia reports that Sandy had a healthy litter of seven golden retriever puppies and that all have found a home. Alicia has indicated that this was both her first and her last foray into dog breeding.

We are also happy to announce that Chris Lane has joined our firm full time. Chris will be managing distribution and marketing of the Fund and helping Bernie and McCoy monitor current investments. Chris earned his undergraduate degree from the University of Maryland, where he was also a member of the varsity golf team.

Conclusion

We truly appreciate the trust and responsibility that you place in us as your investment managers. We will continue to try and grow and protect your hard-earned dollars by investing in what we believe are top quality businesses trading at attractive prices. As the world around us continues to bounce from one crisis to the next, we work hard each day to act with both patience and prudence on your behalf.

Don’t bet against the USA!

Sincerely,
Bernie McGinn, CFA , and McCoy Penninger, CFA

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

There can be no guarantee that any strategy will be successful. All investing involved risk, including the potential loss of principal. There are risks associated with investing in the Fund that may adversely affect the Fund’s performance. The principal risks associated with an investment in the Fund include market risk, non-diversification risk, risk of investing in undervalued securities, REITs, Master Limited Partnerships (“MLPs”), investment companies and ETFs. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and may affect the value of the Fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of an individual security in the Fund’s portfolio. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. REITs may be subject to, among other factors, certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. MLPs are generally considered interstate-sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. Investment in ETFs carry specific risk and market risk. If the area of the market representing the underlying index or benchmark does not perform as expected, the value of the investment in the ETF may decline. Read the prospectus carefully for more information about these and other risks associated with investing in the Fund.

Top 10 Equity Holdings as of 3/31/2023

Company	% Portfolio
Microsoft	8.5%
Apple	7.3%
Dollar Tree	5.3%
JP Morgan	4.9%
Meta Platforms	4.7%
Boeing	4.6%
Bayer	4.4%
FedEx	4.2%
Exxon	4.1%
Burke & Herbert	3.7%

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Letter to Shareholders - continued

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

Russell 1000® Value Index: Measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an index.

Before investing, you should carefully consider the Fund’s investment objectives, risks and charges and expenses. The Fund’s prospectus contains this and other important information and should be read carefully before investing. To obtain a current copy of the Fund’s prospectus, call 800-673-0550.

Distributed by Foreside Fund Services, LLC.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Important Disclosure Statement

The Union Street Partners Value Fund’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Union Street Partners, LLC (the “Advisor”) is the investment advisor of the Fund.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2023 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Portfolio Compositionas of March 31, 2023 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Computers	18.86%
Banks	15.91%
Retail	14.09%
Oil	11.14%
Medical	10.75%
Industrial	8.67%
Communication Services	6.67%
Utilities	3.72%
Real Estate	2.84%
Beverages	2.31%
Money Market Fund	4.95%
99.91%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of InvestmentsMarch 31, 2023 (unaudited)

		Shares	Value
94.96%	COMMON STOCKS

15.91%	BANKS
	Bank of America Corp.	52,350	$1,497,210
	Burke & Herbert Bank & Trust Co.	33,920	2,493,120
	The Goldman Sachs Group, Inc.	5,300	1,733,683
	JPMorgan Chase & Co.	25,000	3,257,750
	Wells Fargo & Co.	43,500	1,626,030
			10,607,793

2.31%	BEVERAGES
	Diageo PLC ADR (Sponsored)	8,500	1,540,030

6.67%	COMMUNICATION SERVICES
	AT&T, Inc.	68,500	1,318,625
	META Platforms, Inc.(A)	14,750	3,126,115
			4,444,740

18.86%	COMPUTERS
	Apple, Inc.	29,250	4,823,325
	Intel Corp.	63,900	2,087,613
	Microsoft Corp.	19,620	5,656,446
			12,567,384

8.67%	INDUSTRIAL
	The Boeing Co.(A)	14,200	3,016,506
	FedEx Corp.	12,100	2,764,729
			5,781,235

10.75%	MEDICAL
	Bayer AG ADR (Sponsored)	183,000	2,915,190
	CVS Health Corp.	22,000	1,634,820
	Johnson & Johnson	7,680	1,190,400
	Merck & Co., Inc.	13,420	1,427,754
			7,168,164

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Schedule of Investments - continuedMarch 31, 2023 (unaudited)

		Shares	Value
11.14%	OIL
	Chevron Corp.	14,000	$2,284,240
	Exxon Mobil Corp.	24,700	2,708,602
	Schlumberger Ltd.	49,500	2,430,450
			7,423,292

2.84%	REAL ESTATE
	Simon Property Group, Inc.	16,900	1,892,293

14.09%	RETAIL
	Dollar Tree, Inc.(A)	24,650	3,538,507
	The Home Depot	5,750	1,696,940
	LVMH Moet Hennessy Louis Vuitton SE	12,150	2,232,320
	Target Corp.	11,600	1,921,308
			9,389,075

3.72%	UTILITIES
	PG&E Corp.(A)	153,500	2,482,095

94.96%	TOTAL COMMON STOCKS		63,296,101
	(Cost: $32,686,208)

4.95%	MONEY MARKET FUND
	Fidelity® Investments Money Market Government Portfolio Institutional Class 4.72%(B)	3,297,595	3,297,595
	(Cost: $3,297,595)

99.91%	TOTAL INVESTMENTS
	(Cost: $35,983,803)		66,593,696
0.09%	Other assets, net of liablities		58,700
100.00%	NET ASSETS		$66,652,396

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2023.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of Assets and LiabilitiesMarch 31, 2023 (unaudited)

ASSETS
Investments at value (cost of $35,983,803) (Note 1)	$66,593,696
Receivable for capital stock sold	6,734
Dividends and interest receivable	61,113
Prepaid expenses	38,680
TOTAL ASSETS	66,700,223
LIABILITIES
Accrued investment advisory fees	31,765
Accrued 12b-1 fees	240
Accrued administration, accounting and transfer agent fees	7,585
Other accrued expenses	8,237
TOTAL LIABILITIES	47,827
NET ASSETS	$66,652,396
Net Assets Consist of:
Paid-in-capital applicable to 2,511,849 no par value shares of beneficial interest outstanding, unlimited shares authorized	$37,791,385
Distributable earnings	28,861,011
Net Assets	$66,652,396
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Net Assets
Class A	$2,428,490
Class C	6,691,291
Advisor Class	57,532,615
Total	$66,652,396
Shares Outstanding
Class A	92,113
Class C	265,593
Advisor Class	2,154,143
Total	2,511,849
Net Asset Value and Offering Price Per Share
Class A(1)	$26.36
Class C	$25.19
Advisor Class	$26.71
Maximum Offering Price Per Share(2) and Redemption Price(3)
Class A(2)	$27.97
Class C(3)	$24.94

(1)Includes a maximum contingent deferred sales charge (“CDSC”) or redemption fee of 1% on the proceeds of certain redemptions made less than one year from purchase if those shares were purchased without paying a front-end sales charge.

(2)Maximum Offering Price per Share including Sales Charge of 5.75%

(3)Redemption Price per Share including CDSC of 1% on the proceeds redeemed less than one year from purchase.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Statement of OperationsFor the six months ended March 31, 2023 (unaudited)

INVESTMENT INCOME
Dividends	$612,817
Interest	57,778
Total investment income	670,595

EXPENSES
Investment advisory fees (Note 2)	312,407
12b-1 fees (Note 2)
Class A	3,057
Class C	32,171
Recordkeeping and administrative services (Note 2)	30,401
Accounting fees (Note 2)	18,679
Custody fees	2,281
Transfer agent fees (Note 2)	10,274
Legal fees	11,911
Audit fees	9,173
Filing and registration fees	27,966
Trustee fees	5,098
Compliance fees	3,786
Shareholder reports	13,286
Shareholder servicing (Note 2)
Class A	268
Class C	1,125
Advisor Class	21,916
Insurance	907
Other	9,255
Total expenses	513,961
Fee waivers (Note 2)	(88,225)
Net expenses	425,736
Net investment income (loss)	244,859

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(245,159)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	12,238,629
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency translations	38
Total net increase (decrease) in unrealized appreciation (depreciation)	12,238,667
Net realized and unrealized gain (loss) on investments	11,993,508
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,238,367

Union Street Partners Value Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended March 31, 2023 (unaudited)	Year ended September 30, 2022
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$244,859	$277,475
Net realized gain (loss) on investments	(245,159)	(891,995)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currency translations	12,238,667	(7,252,958)
Increase (decrease) in net assets from operations	12,238,367	(7,867,478)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class A	(12,207)	—
Advisor Class	(363,602)	(30,096)
Increase (decrease) in net assets from distributions	(375,809)	(30,096)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Class A	109,507	314,915
Class C	194,475	560,745
Advisor Class	3,611,687	8,937,962
Distributions reinvested
Class A	12,207	—
Advisor Class	361,517	29,856
Shares redeemed
Class A	(346,569)	(575,575)
Class C	(365,790)	(892,970)
Advisor Class	(1,281,472)	(1,786,523)
Increase (decrease) in net assets from capital stock transactions	2,295,562	6,588,410

NET ASSETS
Increase (decrease) during period	14,158,120	(1,309,164)
Beginning of period	52,494,276	53,803,440
End of period	$66,652,396	$52,494,276

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class A
	Six months ended March 31, 2023 (unudited)	Years ended September 30,
		2022	2021		2020	2019	2018
Net asset value, beginning of period	$21.56	$24.79	$18.21		$17.93	$19.18	$16.72

Investment activities
Net investment income (loss)(1)	0.08	0.09	0.02		0.12	0.17	0.14
Net realized and unrealized gain (loss) on investments	4.84	(3.32)	6.56		0.50	(1.08)	2.49
Total from investment activities	4.92	(3.23)	6.58		0.62	(0.91)	2.63
Distributions
Net investment income	(0.12)	—	—		(0.27)	(0.19)	(0.02)
Net realized gain	—	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—	—		(0.01)	—	—
Total distributions	(0.12)	—	—		(0.34)	(0.34)	(0.17)

Net asset value, end of period	$26.36	$21.56	$24.79		$18.21	$17.93	$19.18

Total Return(2)	22.85%	(13.03%)	36.13%		3.37%	(4.41%)	15.86%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.73%	1.79%	2.00	%(4)	1.90%	1.86%	1.83%
Expenses, net of fee waivers and reimbursements	1.50%	1.50%	1.69	%(5)	1.60%	1.60%	1.60%
Net investment income (loss)	0.64%	0.35%	0.09%		0.66%	0.99%	0.75%
Portfolio turnover rate(2)	0.33%	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of period (000’s)	$2,428	$2,171	$2,750		$3,073	$3,604	$4,906

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.85% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.53% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Class C
	Six months ended March 31, 2023 (unudited)	Years ended September 30,
		2022	2021		2020	2019	2018
Net asset value, beginning of period	$20.58	$23.80	$17.61		$17.36	$18.48	$16.21

Investment activities
Net investment income (loss)(1)	(0.01)	(0.10)	(0.14)		(0.02)	0.04	— (2)
Net realized and unrealized gain (loss) on investments	4.62	(3.12)	6.33		0.48	(1.01)	2.42
Total from investment activities	4.61	(3.22)	6.19		0.46	(0.97)	2.42
Distributions
Net investment income	—	—	—		(0.14)	— (2)	— (2)
Net realized gain	—	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—	—		(0.01)	—	—
Total distributions	—	—	—		(0.21)	(0.15)	(0.15)
Redemption fees		—	—	(2)	— (2)	— (2)	—

Net asset value, end of period	$25.19	$20.58	$23.80		$17.61	$17.36	$18.48

Total Return(3)	22.40%	(13.53%)	35.15%		2.60%	(5.12%)	15.02%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	2.49%	2.54%	2.75	%(5)	2.67%	2.63%	2.57%
Expenses, net of fee waivers and reimbursements	2.25%	2.25%	2.44	%(6)	2.35%	2.35%	2.35%
Net investment income (loss)	(0.10%)	(0.40%)	(0.66%)		(0.10%)	0.24%	0.00%
Portfolio turnover rate(3)	0.33%	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of period (000’s)	$6,691	$5,611	$6,804		$8,382	$9,174	$12,988

(1) Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.60% for the year ended September 30, 2021.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.29% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Financial Highlights - continued

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Advisor Class
	Six months ended March 31, 2023 (unudited)	Years ended September 30,
		2022	2021		2020	2019	2018
Net asset value, beginning of period	$21.85	$25.04	$18.35		$18.03	$19.18	$16.70

Investment activities
Net investment income (loss)(1)	0.11	0.15	0.06		0.16	0.21	0.18
Net realized and unrealized gain (loss) on investments	4.92	(3.32)	6.63		0.52	(1.06)	2.50
Total from investment activities	5.03	(3.17)	6.69		0.68	(0.85)	2.68
Distributions
Net investment income	(0.17)	(0.02)	—		(0.29)	(0.15)	(0.05)
Net realized gain	—	—	—		(0.06)	(0.15)	(0.15)
Return of capital	—	—	—		(0.01)	—	—
Total distributions	(0.17)	(0.02)	—		(0.36)	(0.30)	(0.20)

Net asset value, end of period	$26.71	$21.85	$25.04		$18.35	$18.03	$19.18

Total Return(2)	23.07%	(12.69%)	36.46%		3.73%	(4.19%)	16.16%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.54%	1.61%	1.82	%(4)	1.70%	1.68%	1.63%
Expenses, net of fee waivers and reimbursements	1.25%	1.25%	1.46	%(5)	1.35%	1.35%	1.35%
Net investment income (loss)	0.90%	0.60%	0.24%		0.89%	1.22%	0.99%
Portfolio turnover rate(2)	0.33%	18.43%	18.00%		16.75%	13.56%	25.54%
Net assets, end of period (000’s)	$57,533	$44,712	$44,249		$19,229	$17,523	$13,742

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.63% for the year ended September 30, 2021.

(5)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.27% for the year ended September 30, 2021.

Union Street Partners Value Fund

Selected Per Share Data Throughout Each Period

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial StatementsMarch 31, 2023 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Union Street Partners Value Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund currently offers Class A, Class C, and Advisor Class shares. Class A shares of the Fund commenced operations on December 29, 2010, Class C shares of the Fund commenced operations on April 14, 2011 and the Advisor Class shares of the Fund commenced operations on April 27, 2016.

The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Union Street Partners, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,802,981	$2,493,120	$—	$63,296,101
Money Market Fund	3,297,595	—	—	3,297,595
	$64,100,576	$2,493,120	$—	$66,593,696

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2023. The Fund held no Level 3 securities at any time during the six months ended March 31, 2023.

Warrants

The Fund can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Fund the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Fund has no obligation to exercise the warrant and buy the stock. As of March 31, 2023, the Fund did not invest in any warrants or stock purchase rights.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying registered investment companies are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Fund based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value (“NAV”). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2023, no foreign capital gains tax was accrued or paid by the Fund.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended March 31, 2023, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The Fund currently offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing fees. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class A shares include a maximum front-end sales charge of 5.75% and a maximum deferred sales charge of 1% on the proceeds of certain redemptions of Class A shares made within 1 year of purchase if those shares were purchased without paying a front-end sales charge. Class A shares may be purchased without a front-end sales charge in amounts of $1,000,000 or more. Class C shares include a maximum deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase. Advisor Class shares are not subject to redemption fees or deferred sales charges.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”) between the “Advisor and the Fund and also the Investment Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and McGinn Penninger Investment Management, Inc. (“McGinn”), the Advisor provides investment advisory services for an annual fee of 1.00% of average daily net assets. The Advisor analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. The Advisor evaluates the performance of McGinn in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, McGinn is responsible for the day–to–day decision making with respect to the Fund’s investment program. McGinn, with the Advisor’s oversight, manages the investment and reinvestment of the assets on the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, McGinn is entitled to receive a sub-advisory fee of 0.50% of average daily net assets. McGinn’s fee for sub-advisory services is paid by the Advisor from the investment advisory fees it receives and not by the Fund. McGinn and the Advisor are affiliated investment advisors. Mr. Bernard F. McGinn, one of the Fund’s portfolio managers, is a majority shareholder of McGinn and McGinn owns 50% of the Advisor.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to January 31, 2024. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. For the six months ended March 31, 2023, the Advisor earned $312,407 and waived $88,225 in advisory fees. The

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

total amount of recoverable reimbursements as of March 31, 2023 was $549,033 which expires as follows:

Recoverable Waivers and Reimbursements and Expiration Dates
2023	2024	2025	2026	Total
$102,346	$156,473	$201,989	$88,225	$549,033

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act whereby the Class A and Class C shares may finance activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Fund’s principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C share expenses. With respect to Class C shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets of each class attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

For the six months ended March 31, 2023, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$3,057
Class A	Shareholder Services	268
Class C	12b-1	32,171
Class C	Shareholder Services	1,125
Advisor Class	Shareholder Services	21,916

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended March 31, 2023, CFS received the following fees paid by the Fund to CFS:

Administration	Transfer Agent	Accounting
$27,289	$18,508	$14,571

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2023 were as follows:

Purchases	Sales
$5,394,146	$194,622

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended March 31, 2023 and the year ended September 30, 2022 were as follows:

	Six months ended March 31, 2023 (unaudited)	Year ended September 30, 2022
Distributions paid from:
Ordinary income	$375,809	$30,096

As of March 31, 2023, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$146,606
Accoumulated net realized gain (loss)	(1,895,488)
Net unrealized appreciation (depreciation) on investments	30,609,893
$28,861,011

As of March 31, 2023, cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$35,983,803	$30,852,151	$(242,258)	$30,609,893

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

Six months ended March 31, 2023 (unaudited)
	Class A	Class C	Advisor Class
Shares sold	4,350	8,040	144,733
Shares reinvested	483	—	14,121
Shares redeemed	(13,447)	(15,101)	(50,659)
Net increase (decrease)	(8,614)	(7,061)	108,195

Year ended September 30, 2022
	Class A	Class C	Advisor Class
Shares sold	11,742	22,331	346,957
Shares reinvested	—	—	1,109
Shares redeemed	(21,946)	(35,539)	(69,501)
Net increase (decrease)	(10,204)	(13,208)	278,565

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2023, the Fund had 18.86% and 15.91% of the value of its net assets invested in securities within the Computers and Bank sectors, respectively.

NOTE 7 – OTHER RISKS FOR THE FUND

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as health crisis risks such as the potential effects of COVID-19, may continue to disrupt

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Notes to Financial Statements - continuedMarch 31, 2023 (unaudited)

securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 800-673-0550 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at https://www.sec.gov.

RENEWAL OF INVESTMENT ADVISORY AND INVESTMENT
SUB-ADVISORY AGREEMENTS

At a meeting held on November 16, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between Union Street Partners, LLC (the “Adviser”) and the Trust with respect to the Union Street Partners Value Fund, and the Sub-Advisory Agreement between the Adviser and McGinn Investment Management, Inc. (the “Sub-Adviser”) (collectively, the “Advisory Agreements”).

At the Meeting, the Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”), circulated to the Trustees in advance of the Meeting, that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Union Street Fund, Adviser, and Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Union Street Fund; (iv) the extent to which economies of scale would be realized if the Union Street Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

possible conflicts of interest. The Board reflected on its discussions regarding the Union Street Advisory Agreements with representatives from the Sub-Adviser earlier in the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Union Street Fund Advisory Agreements, including: (i) reports regarding the services and support provided to the Union Street Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Union Street Fund; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser and Sub-Adviser on their investment philosophy, investment strategy, personnel and operations; (v) compliance reports concerning the Union Street Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser and Sub-Adviser; and (vii) the memorandum from Trust Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Union Street Fund Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Union Street Fund, information on investment advice, performance, summaries of Union Street Fund expenses, their compliance programs, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Union Street Fund; and (iii) benefits to be realized by the Adviser and Sub-Adviser from their relationship with the Union Street Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Union Street Fund Advisory Agreements and each Trustee may have afforded different weight to the various factors.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Nature, Extent and Quality of the Services Provided by the Adviser and Sub-Adviser

In considering the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser, the Trustees reviewed the responsibilities of the Adviser and the Sub-Adviser under the Union Street Fund Advisory Agreements. The Trustees reviewed the services being provided by the Adviser and Sub-Adviser to the Union Street Fund, including, without limitation: the quality of their investment advisory services (including research and recommendations with respect to portfolio securities); the process for formulating investment recommendations and assuring compliance with the Union Street Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; the coordination of services for the Union Street Fund among the service providers and the Independent Trustees; the Adviser’s and Sub-Adviser’s efforts to promote the Union Street Fund and grow its assets and the Adviser’s oversight of the Sub-Adviser. The Trustees evaluated the Adviser’s and Sub-Adviser’s personnel, focusing in particular on the education and experience of the Adviser’s and Sub-Adviser’s compliance and portfolio management personnel. The Trustees considered the expense limitation agreement in place for the Union Street Fund and the Adviser’s renewal of that agreement through January 31, 2024. The Trustees also considered the letters of support from principals of the Adviser and the Sub-Adviser committing to provide financial support to the Adviser, if necessary, to ensure it can satisfy its expense commitments to the Union Street Fund. After reviewing the foregoing information and further information in the materials provided by the Adviser and Sub-Adviser (including the Adviser’s and Sub-Adviser’s Form ADV and other relevant disclosures), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Union Street Fund.

Investment Performance of the Union Street Fund, the Adviser and the Sub-Adviser

In considering the investment performance of the Union Street Fund, the Adviser and the Sub-Adviser, the Trustees compared the short- and long-term performance of the Union Street Fund with the performance of funds with similar objectives managed by other investment advisers derived by Broadridge from Morningstar data, as well as with aggregated peer group data. The Trustees also compared the short- and long-term performance of the Union Street Fund with the performance of other accounts managed by the Sub-Adviser

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

with similar objectives, strategies and holdings as those of the Union Street Fund. The Trustees noted that for the one-year period ended September 30, 2022, the Union Street Fund underperformed its benchmark, the Russell 1000® Value Index, and the median of its Morningstar Large Value category and its peer group. The Trustees further considered that the Union Street Fund outperformed the median of its category, peer group and its benchmark index for the three- and five-year period ended September 30, 2022. The Board considered the performance of a composite of the Sub-Adviser’s separately managed accounts (the “Accounts”), noting the Adviser’s and the Sub-Adviser’s representation that legacy positions held in the Accounts that were purchased before the Union Street Fund’s creation contributed to performance differences between the Union Street Fund and the Accounts’ composite. After further review and discussion of the investment performance of the Union Street Fund, the Adviser’s and Sub-Adviser’s experience managing the Union Street Fund and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Union Street Fund, the Adviser and the Sub-Adviser was satisfactory.

Costs of the Services Provided and Profits Realized by the Adviser and Sub-Adviser

In considering the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from the relationship with the Union Street Fund, the Trustees considered: the Adviser’s and Sub-Adviser’s financial condition and the level of commitment to the Union Street Fund by the principals of the Adviser and the Sub-Adviser; the asset level of the Union Street Fund; the overall expenses of the Union Street Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser and Sub-Adviser regarding profits associated with managing the Union Street Fund. The Trustees also considered potential benefits for the Adviser and Sub-Adviser in managing the Union Street Fund. The Trustees considered the split of the advisory fees paid to the Adviser versus those paid to the Sub-Adviser and the respective services provided by each to the Union Street Fund. The Trustees also considered the fees charged by the Sub-Adviser to manage separate accounts with objectives and strategies similar to the Union Street Fund, noting that MIM is being paid less to provide sub-advisory services to the Fund than it is paid to manage the Sub-Adviser’s average separate account. The Trustees then compared the fees and expenses of the Union Street Fund (including the advisory fee) to other comparable mutual funds. The Trustees noted that the Union Street Fund’s net expense ratio ranked in the bottom quartile relative to its peer group and Morningstar category average.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Trustees also noted that the contractual advisory fee rate paid to the Adviser was above the Morningstar peer group and category median and was among the highest in each group. The Board considered that the Union Street Fund has not yet achieved economies of scale to offset its high operational expenses at this time and that the Adviser has entered into expense limitation arrangements to lower the Union Street Fund’s expense cap to the benefit of Union Street Fund shareholders. Based on the foregoing, the Board concluded that the fees paid to the Adviser and Sub-Adviser and the profits realized by the Adviser and Sub-Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by the Adviser and Sub-Adviser.

Economies of Scale

The Board next considered the impact of economies of scale on the Union Street Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Union Street Fund’s shareholders. The Trustees considered that while the advisory fee remained the same at all asset levels, the Union Street Fund’s shareholders had experienced benefits from the Union Street Fund’s expense limitation arrangement. It was noted that the Adviser has entered into expense limitation arrangements for the benefit of the Union Street Fund. The Trustees noted that the Union Street Fund’s shareholders will continue to benefit from the expense limitation arrangement until the Union Street Fund’s expenses fall below the expense cap. In light of its ongoing consideration of the Union Street Fund’s asset levels, expectations for growth in the Union Street Fund, and fee levels, the Board determined that the Union Street Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser and Sub-Adviser.

Adviser’s and Sub-Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser and Sub-Adviser

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Union Street Fund; the basis of decisions to buy or sell securities for the Union Street Fund; the substance and administration of the Adviser’s and Sub-Adviser’s code of ethics and certain of the Sub-Adviser’s allocation policies and procedures designed to manage conflicts of interest between the Fund and its separately managed accounts. The Board briefly

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

considered the ownership structure of the Adviser and the Sub-Adviser and any conflicts that may arise from that structure. It was also noted that the Adviser and Sub-Adviser identified specific benefits, including increased access to certain broker-dealers, using the Union Street Fund as an investment option for smaller accounts, and benefits from the publicity of managing a public fund. Based on the foregoing, the Board determined that the Adviser’s and Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits to be derived by the Adviser and the Sub-Adviser were satisfactory.

After further review, discussion, and determination that the best interests of the Union Street Partners Value Fund’s shareholders were served by the renewal of the Advisory Agreements, the Advisory Agreements were approved for another one-year term.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 1 year of purchase of Class A shares and within one year of purchase for Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2022, and held for the six months ended March 31, 2023.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six months” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Annualized Expense Ratio	Expenses Paid During Period Ended (3/31/23)*
Class A Actual	$1,000.00	$1,113.93	1.50%	$7.91
Class A Hypothetical**	$1,000.00	$1,017.45	1.50%	$7.54
Class C Actual	$1,000.00	$1,111.70	2.25%	$11.85
Class C Hypothetical**	$1,000.00	$1,013.71	2.25%	$11.30
Advisor Class Actual	$1,000.00	$1,115.03	1.25%	$6.59
Advisor Class Hypothetical**	$1,000.00	$1,018.70	1.25%	$6.29

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

Union Street Partners Value Fund

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Union Street Partners, LLC
1421 Prince Street, Suite 200
Alexandria, Virginia 22314

Investment Sub-Advisor:

McGinn Penninger Investment Management, Inc.
277 South Washington Street, Suite 340
Alexandria, Virginia 22314

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 01410

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Custodian:

UMB Bank, N.A.
928 Grand Blvd., 5th Floor
Kansas City, Missouri 64106

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 8, 2023

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 8, 2023

 * Print the name and title of each signing officer under his or her signature.